Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Net loss	$ (197)	$ (81)
Translation adjustment	9	2,385
Translation adjustment on deconsolidation of subsidiary		886
Unrealized foreign exchange gain (loss) on intercompany loans		(2,380)
Total comprehensive income	$ (188)	$ 810